UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21811

PARADIGM FUNDS TRUST

(Exact name of registrant as specified in charter)

650 FIFTH AVENUE, 17th FLOOR, NEW YORK, NY 10019

(Address of principal executive offices) (Zip code)

JEFFREY PODESTA

PARADIGM MULTI STRATEGY FUND I, LLC
650 FIFTH AVENUE, 17th FLOOR, NEW YORK, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-271-3388

Date of fiscal year end: 12/31/07

Date of reporting period: 06/30/07

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

PARADIGM Funds Trust

Semi-annual Report
June 30, 2007
(Unaudited)

PARADIGM Funds Trust

Semiannual Report – June 30, 2007 (Unaudited)

Table of Contents

PARADIGM Funds Trust
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	6
Notes to Financial Statements	7
Financial Highlights	14
Board of Trustees	15
Supplemental Information	16

PARADIGM Multi Strategy Fund I, LLC
Statement of Assets and Liabilities	18
Schedule of Investments	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Statement of Cash Flows	22
Notes to Financial Statements	23
Financial Highlights	29
Board of Directors	30
Supplemental Information	31

PARADIGM Funds Trust

Statements of Assets and Liabilities

June 30, 2007

(Unaudited)

	Advantage Series	Adviser Series	Institutional Series
ASSETS
Investments in PARADIGM Mult Strategy Fund I, LLC, at cost	$5,258,468	$4,048,632	$28,700,504
Investments in PARADIGM Mult Strategy Fund I, LLC, at cost value	5,523,003	4,340,479	31,453,311
Receivable from Advisor	11,521	13,654	72,082
Other assets	18,314	7,917	32,905

Total Assets	5,552,838	4,362,050	31,558,298

LIABILITIES

Accrued expenses:
Administration fees	2,179	1,668	—
Other expenses	11,538	5,828	31,914

Total Liabilities	13,717	7,496	31,914

Net Assets	$5,539,121	$4,354,554	$31,526,384

COMPOSITION OF NET ASSETS

Represented by:
Paid-in-Capital	5,412,183	4,257,918	30,039,251
Accumulated net investment loss	(123,857)	(172,526)	(1,063,450)
Net realized loss on investments	(13,740)	(22,685)	(202,224
Net unrealized appreciation on investments	264,535	291,847	2,752,807

Net Assets at end of period	5,539,121	4,354,554	31,526,384

Shares Outstanding (no par value, 10,000,000 shares authorized per fund)	528,232	417,097	3,005,485

Net Asset Value and redemption price per Share	$10.49	$10.44	$10.49

Maximum offering price per Share	$10.70	$10.44	$10.49

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC

Statements of Operations
For the Six Months Ended June 30, 2007

(Unaudited)

	Advantage Series	Adviser Series	Institutional Series
NET INVESTMENT LOSS
ALLOCATED FROM PARADIGM MULTI STRATEGY FUND I, LLC

Interest	$25,326	$30,012	$213,240
Expenses from Portfolio (a)	(34,660)	(36,170)	(258,308)

Net Investment Loss from Paradigm Multi Strategy Fund I, LLC	(9,334)	(6,158)	(45,068)

EXPENSES

Administration fees	6,981	7,464	56,398
Shareholder services	4,961	5,167	—
Distribution	11,109	5,167	—
Legal	2,984	3,120	22,383
Audit	3,270	3,498	24,955
Printing	1,871	1,983	14,146
Insurance	576	802	5,854
Trustees’ fees	1,002	1,052	7,512
Professional services	1,862	2,068	14,819
Other expenses	3,858	231	12,581

Total Expenses	38,474	30,552	158,648
Less:
Reimbursement from advisor	22,503	28,730	158,412
Shareholder Services waiver	921	911	—
Distribution waiver	2,686	911	—
Net Expenses	12,364	—	236

Net Investment Loss	(21,698)	(6,158)	(45,304)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PARADIGM MULTI STRATEGY FUND I, LLC

Net realized loss on investments	(511)	(648)	(4,089)
Change in net unrealized appreciation on investments	170,515	166,844	1,189,863

Net Realized and Unrealized Gain on Investments allocated from PARADIGM Multi Strategy Fund I, LLC	170,004	166,196	1,185,774

NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS	$148,306	$160,038	$1,140,470

(a) Includes expense reimbursements of $10,017, $10,940, and $78,146, respectively.

The accompanying notes are an integral part of these financial statements.

PARADIGM Funds Trust

Statements of Changes in Net Assets

	Advantage Series		Adviser Series

	Six Months Ended June 30, 2007	Period Ended December 31, 2006*	Six Months Ended June 30, 2007	Period Ended December 31, 2006*
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(21,698)	$(18,328)	$(6,158)	$(20,137)
Net realized loss on investments	(511)	24,362	(648)	30,850
Change in net unrealized appreciation on investments	170,515	94,020	166,844	125,003

Net Increase in Net Assets Derived from Operations	148,306	100,054	160,038	135,716

SHAREHOLDERS’ TRANSACTIONS
Proceeds from Shares issued	2,517,014	2,738,747	233,800	3,790,000
Distribution reinvestment	—	134,437	—	213,186

Net Increase in Net Assets Derived from Fund Share Transactions	2,517,014	2,873,184	233,800	4,003,186

Total Net Increase in Net Assets	2,665,320	2,838,801	393,838	3,925,716

NET ASSETS AT BEGINNING OF PERIOD	2,873,801	35,000	3,960,716	35,000

NET ASSETS AT END OF PERIOD	$5,539,121	$2,873,801	$4,354,554	$3,960,716

* The Funds commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.

PARADIGM Funds Trust

Statements of Changes in Net Assets

	Institutional Series
	Six Months Ended June 30, 2007	Period Ended December 31, 2006*
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(45,304)	$(340,070)
Net realized loss on investments	(4,089)	309,426
Change in net unrealized appreciation on investments	1,189,863	1,562,944
Net Increase in Net Assets Derived from Operations	1,140,470	1,532,300

SHAREHOLDERS’ TRANSACTIONS
Proceeds from Shares issued	1,665,000	27,280,000
Distribution reinvestment	—	1,285,022
Net Increase in Net Assets Derived from Fund Share Transactions	1,665,000	28,565,022

Total Net Increase in Net Assets	2,805,470	28,685,914

NET ASSETS AT BEGINNING OF PERIOD	28,720,914	35,000
NET ASSETS AT END OF PERIOD	$31,526,384	$28,720,914

* The Fund commenced operations on January 3, 2006

The accompanying notes are an integral part of these financial statements.

PARADIGM Funds Trust
Statements of Cash Flows
For the Six Months Ended

June 30, 2007 (Unaudited)

	Advantage Series	Adviser Series	Institutional Series
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations	$148,306	$160,038	$1,140,470
Adjustments to reconcile net increase in Net Assets derived from operations to net cash used in operating activities:
Purchase of interest in PARADIGM Multi Strategy Fund I, LLC	(2,626,632)	(320,068)	(2,062,342)
Sales of interest in PARADIGM Multi Strategy Fund I, LLC	91,249	84,687	587,075
Amounts allocated from PARADIGM Multi Strategy Fund I, LLC:
Net investment loss	21,698	6,158	45,304
Net realized loss on investments	511	648	4,089
Net increase in unrealized appreciation on investments in PARADIGM Multi Strategy Fund I, LLC	(170,515)	(166,844)	(1,189,863)
Change in assets and liabilities:
Decrease (Increase) in assets:
Receivable from Adviser	28,012	41,521	226,461
(Decrease) Increase in payables:
Distributions payable			(126,386)
Payable for units of PARADIGM Multi Strategy Fund I, LLC purchased	(30,892)	(22,058)	(234,119)
Administration fees payable	1,693	(4,539)	(7,602)
Other expenses	11,538	(14,657)	(48,360)
Net cash used in operating activities	(2,525,032)	(235,114)	(1,665,273)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	2,517,014	233,800	1,665,000
Net cash provided by financing activities	2,517,014	233,800	1,665,000

Net decrease in cash	(8,018)	(1,314)	(273)
Cash—beginning of period	8,018	1,314	273
Cash—end of period	$—	$—	$—

Non-cash financing activities not included herein consists of reinvestment of distributions of $294,000, $0 and $175,000, respectively.

The accompanying notes are an integral part of these financial statements.

PARADIGM Funds Trust
Notes to Financial Statements
June 30, 2007

(Unaudited)

(1) ORGANIZATION

The PARADIGM Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware pursuant to a Declaration of Trust dated October 14, 2005. The Trust was registered and commenced operations on January 3, 2006 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is comprised of three series: the PARADIGM Advantage Series, PARADIGM Adviser Series and PARADIGM Institutional Series (the “Feeder Fund” or collectively, the “Feeder Funds”) each of which is a feeder fund in a master-feeder structure and, as such, generally invests substantially all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), which has the same investment objectives as the Trust. For convenience, reference to the Trust may include the Portfolio, as the context requires.

The Trust’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Trust attempts to achieve its investment objective by investing substantially all of its assets in the Portfolio. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio seeks to invest in approximately 25 to 35 underlying investment funds, typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The Portfolio is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Portfolio’s investments are managed by a select group of investment managers identified by the Advisor, as hereinafter defined, to have investments that when grouped with other investments of the Portfolio result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The Portfolio’s financial statements, footnotes and schedule of investments, included elsewhere in this report, are an integral part of the Feeder Funds’ financial statements that should be read in conjunction with these financial statements.

PARADIGM Global Advisors, LLC serves as investment advisor (the “Advisor”) to both the Trust and the Portfolio. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). See Supplemental Information for subsequent events regarding the Advisor.

PARADIGM Funds Trust

Notes to Financial Statements
June 30, 2007

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accompanying financial statements have been presented on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(b) CASH EQUIVALENTS

The Trust considers all temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Feeder Funds record transactions in the units of the Portfolio on a trade-date basis.

(d) VALUATION OF INVESTMENTS

The Feeder Funds value their interest in the Portfolio based upon the investments in underlying funds held by the Portfolio. The Portfolio will value interests in the underlying funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by their boards of directors/trustees. Investments in the underlying funds are subject to the terms of the underlying funds offering documents. Valuations of the underlying funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to underlying funds’ managers as required by their respective offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the underlying funds existed and the differences could be material.

The accounting policies of the Portfolio will directly affect the Feeder Funds and are discussed in the Notes to the Financial Statements of the Portfolio attached to these financial statements.

(e) NET ASSET VALUATION

The net asset value of each Feeder Fund is equal to the Feeder Fund’s proportionate interest in the net assets of the Portfolio, plus other assets of the Feeder Fund, minus all liabilities of the Feeder Fund. The net asset value per share of each Feeder Fund is calculated at the end of each allocation period, which is generally the last day of each month. The net asset value of each Feeder Fund is calculated by taking the net assets of the Feeder Fund divided by the outstanding shares.

(f) FEEDER FUND LEVEL INCOME AND EXPENSES

Interest income on any cash held by the Feeder Funds and not invested into the Portfolio will be recognized on the accrual basis. Expenses that are specifically attributable to each Feeder Fund are charged to that Fund. Common expenses of the Trust are allocated among the Feeder Funds on the basis of relative net assets. In addition, each Feeder Fund bears its proportionate share of income, expenses, realized gains and losses, and unrealized gains and losses from the Portfolio.

PARADIGM Funds Trust
Notes to Financial Statements
June 30, 2007

(Unaudited)

(g) FEDERAL INCOME TAXES

Each Feeder Fund will be treated as a corporation for federal income tax purposes. The Feeder Funds intend to qualify as regulated investment companies eligible for special tax treatment under Subchapter M of the Internal Revenue Code. No provisions have been made for Federal income taxes since it is the policy of each Feeder Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized gains, to relieve it from all, or substantially all, such taxes.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(i) DISTRIBUTIONS

The Feeder Funds intend to declare and distribute annually substantially all of their net investment income. Net capital gains, if any, will be distributed at least annually.

(3) SHARES OF BENEFICIAL INTEREST

The following summarizes share activity for the period ended June 30, 2007:

	Advantage Series	Adviser Series	Institutional Series
Shares issued	244,274	23,020	161,435

Net increase in shares outstanding	244,274	23,020	161,435
Shares outstanding, beginning of period	283,957	394,076	2,844,050

Shares outstanding, end of period	528,231	417,096	3,005,485

The following summarizes share activity for the period ended December 31, 2006:

	Advantage Series	Adviser Series	Institutional Series
Shares issued	264,173	369,364	2,713,320
Shares reinvested	13,284	21,212	127,230

Net increase in shares outstanding	280,457	390,576	2,840,550
Shares outstanding, beginning of period	3,500	3,500	3,500

Shares outstanding, end of period	283,957	394,076	2,844,050

PARADIGM Funds Trust

Notes to Financial Statements
June 30, 2007

(Unaudited)

On June 30, 2007, two shareholders held approximately 33% of the outstanding shares of the Advantage Series, two shareholders held approximately 85% of the outstanding shares of the Adviser Series, and one shareholder held approximately 81% of the outstanding shares of the Institutional Series.

Trust shares are not transferable or redeemable. However, from time to time and in their sole discretion, the Board of Trustees may cause the Feeder Funds to repurchase shares pursuant to written tenders by the shareholders, at times and on terms and conditions they establish. However, because all or substantially all of the Feeder Funds’ assets will be invested in the Portfolio, the Funds will generally find it necessary to liquidate a portion of their Portfolio Units in order to satisfy repurchase requests. Because Portfolio Units may not be transferred, the Funds may withdraw a portion of their Portfolio Units only pursuant to repurchase offers by the Portfolio. Therefore, the Trust does not expect to conduct a repurchase offer for shares unless the Portfolio contemporaneously conducts a repurchase offer for Portfolio Units. No offer to repurchase shares occurred on or prior to June 30, 2007.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2007, all of the investments made by the Feeder Funds were in the Portfolio. As of June 30, 2007, the Feeder Funds held the following percentages of the Portfolio’s Members’ Capital:

Advantage Series	Adviser Series	Institutional Series
3.37%	10.51%	76.13%

(5) ADMINISTRATION AGREEMENT

The Trust and Portfolio have entered into administration agreements with Citi Fund Services Ohio, Inc. (BISYS Fund Services Ohio, Inc.’s parent company, the BISYS Group, Inc. was acquired by Citigroup, Inc. on August, 1, 2007) to serve as an Independent Administrator and provide recordkeeping and administration services. Under these agreements, fees are charged at a rate of 8 basis points on Portfolio’s net assets of up to $100 million, 7 basis points on Portfolio’s net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million, subject to certain minimums. The services provided are subject to an annual minimum plus out of pocket and miscellaneous charges. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Trust and Portfolio with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for administration will be paid out of the Trust’s and Portfolio’s assets, with each paying half of the fees and the Trust’s portion of the fees being allocated among the Feeder Funds based on relative net assets.

PARADIGM Funds Trust
Notes to Financial Statements
June 30, 2007

(Unaudited)

(6) DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Trust has adopted a Distribution and Shareholder Service Plan (the “Plan”) which permits the Advantage Series and Adviser Series to compensate financial institutions and intermediaries for services provided and expenses incurred in connection with distribution assistance and in providing services to the Funds’ shareholders. These services include, but are not limited to, services in connection with distribution assistance and may include payments to financial institutions and intermediaries. These services also include, among other things, payments to those who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Funds’ Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund. Under the Plan, payments are made up to at an annual rate of 0.25% of the average daily net assets for distribution services and 0.25% of the average daily net assets for shareholder services of the Advantage and Adviser Series. On April 1, 2007, the annual rate for distribution services was increased to 0.75% for Advantage Series.

(7) INVESTMENT MANAGEMENT FEE

The Trust does not pay the Advisor a Management Fee directly but the Trust’s Shareholders bear an indirect share of this fee through the Trust’s investment in the Portfolio. In consideration of the advisory and other services provided by the Advisor to the Portfolio, pursuant to the Investment Management Agreement, the Portfolio will pay the Advisor a monthly investment management fee, equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units. The Trust has entered into an Expense Limitation Agreement with the Advisor pursuant to which the Advisor agreed to pay an amount to the Feeder Funds, such that the Feeder Funds’ total annual expenses do not exceed 1.75% (2.75% for the Advantage Series) of the average of the net assets of the Feeder Funds as of each month end.

(8) FEDERAL INCOME TAX INFORMATION

The Feeder Funds each have a tax year end of September 30. The tax character of distributions paid by the Feeder Funds during the fiscal period ended December 31, 2006 was as follows:

	Distributions paid from
	Ordinary Income	Net Long- Term Capital Gains	Total Distributions Paid
Advantage Series	$124,671	$9,766	$134,437
Advisor Series	198,344	14,842	213,186
Institutional Series	1,298,872	112,536	1,411,408

PARADIGM Funds Trust

Notes to Financial Statements
June 30, 2007

(Unaudited)

The character of distributions paid for tax purposes differ from the distributions reported in the Statement of Changes in Net Assets due to the treatment of short term capital gain distributions as ordinary dividends for tax purposes.

As of September 30, 2006, the Funds’ most recent tax year end, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Advantage Series	$817	$54,420	$55,237
Advisor Series	562	61,818	62,380
Institutional Series	21,324	94,392	1,115,716

The differences between book-basis and tax-basis accumulated earnings and unrealized appreciation is attributable primarily to the timing of income due to the difference between the Feeder Funds’ reporting year end and their tax year end and due to the flow through nature of taxable income reported by the underlying investment funds to Portfolio.

The cost basis for federal income tax purposes and net unrealized appreciation as of June 30, 2007 is as follows:

	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation/ (Depreciation)
Advantage Series	$ 5,281,528	$ 125,246
Advisor Series	4,071,691	122,449
Institutional Series	28,723,564	1,012,089

In accordance with GAAP, the Feeder Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Feeder Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset values of the Feeder Funds.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative

PARADIGM Funds Trust

Notes to Financial Statements
June 30, 2007

(Unaudited)

evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

(9) INDEMNIFICATION

In the normal course of business the Trust enters into contracts that provide general indemnifications. The Trust’s maximum exposure under these agreements are dependent on future claims that may be made against the Trust, and therefore cannot be established; however based on experience, the risk of loss from such claims is considered remote.

(10) NEW ACCOUNTING PRONOUNCEMENTS

During September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the financial statement amounts. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

PARADIGM Funds Trust
Financial Highlights

	Advantage Series		Adviser Series		Institutional Series
	For the Period Ended June 30, 2007	For the Period Ended December 31, 2006*	For the Period Ended June 30, 2007	For the Period Ended December 31, 2006*	For the Period Ended June 30, 2007	For the Period Ended December 31, 2006*
Net Asset Value, beginning of period	$10.12	$10.00	$10.05	$10.00	$10.10	$10.00
Income from investment operations:

Net investment loss, net of reimbursements	(0.04)	(0.04)	(0.01)	(0.03)	(0.02)	(0.10)
Net realized & unrealized gain on investments	0.41	0.66	0.40	0.65	0.41	0.72
Total from investment operations	0.37	0.62	0.39	0.62	0.39	0.62

Distributions to Shareholders:
From net investment income	—	(0.38)	—	(0.44)	—	(0.38)
From net realized gains	—	(0.12)	—	(0.13)	—	(0.14)
Total distributions to shareholders	—	(0.50)	—	(0.57)	—	(0.52)
Net Asset Value, end of period	$10.49	$10.12	$10.44	$10.05	$10.49	$10.10

Total return	3.66%	6.17%	3.88%	6.22%	3.86%	6.20%

Ratios to average net assets (1) (2) (3):
Expenses, before reimbursements	3.96%	6.64%	3.61%	6.27%	3.31%	4.03%
Expenses, net of reimbursements	2.34%	1.73%	1.72%	1.73%	1.73%	1.75%

Net investment loss, before reimbursements	-2.70%	-6.06%	-2.18%	-5.58%	-1.88%	-3.63%

Net investment loss, net of reimbursements	-1.08%	-1.15%	-0.29%	-1.04%	-0.30%	-1.35%

* The Portfolio commenced operations on January 3, 2006.

(1) Ratios are calculated by dividing the average net assets measured at the end of each month during the period. Ratios are annualized.

(2) For the period ended June 30, 2007, the Advisor voluntarily agreed to reimburse the Adviser and Institutional Series’ for expenses incurred greater than 1.75% of the net assets for the Adviser and Institutional Series’. From January 1, 2007 through March 31, 2007, the Advisor voluntarily agreed to reimburse the Advantage Series for expenses incurred greater than 1.75% of net assets, and from April 1, 2007 through June 30, 2007 to 2.75% of net assets.

(3) Ratios include net expenses allocated from the Portfolio, excluding the Portfolio’s proportional share of the underlying investment fund’s expenses.

PARADIGM Funds Trust
Board of Trustees

The identity of the Trustees and brief biographical information regarding each Trustee is set forth below. Each Trustee who is deemed to be an “interested person” of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

Name, (date of birth) and Address During the Past 5 Years	Position(s) Held with Fund	Term of Office and Length of Time	Principal Occupation(s) During Past 5 Years	Other Directorships Served Held by Trustee
Nelson Diaz May 23, 1947 One Logan Square Phildelphia, PA 19103	Trustee	Since September 19, 2006	Partner, Blank Rome LLP; City Solicitor, City of Philadelphia.	Cozen O’Connor; Exelon Corporation; PNC Bank; Pennsylvania Convention Authority; PARADIGM Multi Strategy Fund I, LLC
Ernest Jones November 21, 1944 1617 JFK Boulevard Philadelphia, PA 19103	Trustee	Since November 21, 2006	President and CEO, Philadelphia Workforce Development Corporation; President, Greater Philadelphia Urban Affairs Coalition	UGI Corporation; The Philadelphia Contributionship; Vector Security; PARADIGM Multi Strategy Fund I, LLC
Charles Provini* 650 Fifth Avenue 17th Floor New York, NY 10019	Trustee, President	Since January 24, 2007	President and CEO, CRP Financial	PARADIGM Multi Strategy Fund I, LLC

* Charles Provini is considered an “interested person” of the Fund as that term is defined in the Investment Company Act. Mr. Provini is an employee of the Advisor.

PARADIGM Funds Trust
Supplemental Information
June 30, 2007

(Unaudited)

Trustees and Officers

PARADIGM Multi Strategy Fund I, LLC’s (the “Portfolio”) operations are managed under the direction and oversight of the Board of Trustees (the “Board”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Portfolio who are responsible for the day-to-day business decisions based on policies set by the Board.

Compensation for Trustees

The Portfolio, together with PARADIGM Funds Trust (the “Trust”) pays each Independent Director of the Portfolio, an annual fee of $20,000, paid quarterly. The Portfolio and Trust collectively pay each Independent Trustee and Chairman $300 for each meeting and $300 for each committee meeting and special meeting. In addition, the Portfolio pays the Chairman and each Independent Director, $2,175 and $1,550, respectively, for each meeting.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Portfolio as of June 30, 2007:

Asset Class(1)	Fair Value	%
Distressed	$4,796,022	11.61%
Emerging Markets	4,067,911	9.85%
Equity Long/Short	13,322,539	32.24%
Equity Market Neutral	6,359,379	15.39%
Global Fixed Income	1,935,465	4.68%
Multi-Strategy	8,327,873	20.16%

Total Investments	$38,809,190	93.93%

__________

(1) The complete list of investments included in the identified asset class categories is included in the schedule of investments of the Portfolio.

Form N-Q Filings

The Portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the 1st and 3rd quarter of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PARADIGM Funds Trust
Supplemental Information
June 30, 2007

(Unaudited)

Proxy Voting Policies

The Feeder Funds of the Trust invest only in the Portfolio. A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities is available on the Securities and Exchange Commission website at http://www.sec.gov.

PARADIGM Multi Strategy Fund I, LLC
Statement of Assets and Liabilities and Members’ Capital
June 30, 2007
(Unaudited)

ASSETS

Investments in Underlying Funds, at fair value (cost $35,500,000)	$38,809,190
Cash	2,609,050
Interest Receivable	10,467
Prepaid assets	32,765

Total Assets	41,461,472

LIABILITIES

Accrued Expenses:
Investment Advisory fee	81,735
Other	62,945

Total Liabilities	144,680

Members’ Capital	$41,316,792

COMPOSITION OF MEMBERS’ CAPITAL

Represented by:
Paid-in-Capital	$38,007,602
Net unrealized gain on investments	3,309,190

Members’ Capital at end of period	41,316,792

Units Outstanding (no par value, 10,000,000 units authorized)	3,744,697

Net Asset Value, Offering and Redemption Price per Unit	$11.03

Paradigm Multi Strategy Fund I, LLC
Schedule of Investments
June 30, 2007
(Unaudited)

Investments In Underlying Funds	Cost	Fair Market Value	% of Net Assets

Distressed
Cypress Management LP	$1,750,000	$1,921,331	4.65%
JLP Credit Opportunity Fund LP	2,750,000	2,874,691	6.96%

	4,500,000	4,796,022	11.61%

Emerging Markets
Apex Greater China Directional Fund LLC	2,000,000	2,143,762	5.19%
Apex Guotai Junan Greater China Fund LLC	1,750,000	1,924,149	4.66%

	3,750,000	4,067,911	9.85%

Equity Long/Short
Litchfield Capital Partners LP	2,500,000	2,700,112	6.54%
Maple Leaf Macro Volatility Fund LLC	2,500,000	2,754,692	6.67%
Mercury Real Estate Securities Fund LP	3,000,000	3,173,356	7.68%
MPC Pilgrim LP Cl B	2,500,000	2,688,866	6.51%
Thruway Partners LP	1,750,000	2,005,513	4.85%

	12,250,000	13,322,539	32.24%

Equity Market Neutral
ADMC Absolute Return Strategies LP	2,000,000	2,011,565	4.87%
Battenkill Enhanced Market Neutral Fund LP	2,500,000	2,539,640	6.15%
CFM Ventus LP - Series One Interests	1,500,000	1,808,174	4.38%

	6,000,000	6,359,379	15.39%

Global Fixed Income
Brookville Credit Opportunities LP Cl B	1,750,000	1,935,465	4.68%

	1,750,000	1,935,465	4.68%

Multi-Strategy
Agamas Continuum Master Fund, LTD.	2,750,000	2,958,918	7.16%
Davidson Kempner Partners LP	1,000,000	1,280,365	3.10%
SAC Multi-Strategy Fund LP	1,000,000	1,347,180	3.26%
Vicis Capital Fund	2,500,000	2,741,410	6.64%

	7,250,000	8,327,873	20.16%

Total	$35,500,000	$38,809,190	93.93%

Other Assets, less Liabilities		2,507,603	6.07%

Members’ Capital		$41,316,792	100.00%

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

INVESTMENT INCOME

Interest	$268,578

Total Investment Income	268,578

EXPENSES

Investment Management fee	230,527
Administration fees	63,000
Custody fees	21,900
Legal fees	28,487
Audit fees	39,910
Printing expenses	6,000
Insurance fees	7,232
Directors’ fees	9,567
Professional fees	18,750
Miscellaneous fees	2,906

Total Expenses	428,279
Less:
Reimbursement from Advisor	99,103

Net Expenses	329,176

Net Investment Loss	(60,598)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments	(5,249)
Change in net unrealized appreciation on investments	1,527,223

Net Realized and Unrealized Gain from Investments	1,521,974

NET INCREASE IN MEMBERS CAPITAL DERIVED FROM OPERATIONS	$1,461,376

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006*

	(Unaudited)

INCREASE (DECREASE) IN MEMBERS’ CAPITAL FROM OPERATIONS:

Net investment loss	$(60,598)	$(376,947)
Net realized gain (loss) on investments	(5,249)	364,638
Change in net unrealized appreciation on investments	1,527,223	1,781,967

Net Increase in Members’ Capital Derived from Operations	1,461,376	1769658

SHAREHOLDERS’ TRANSACTIONS
Proceeds from Units issued	4,177,668	34,118,055
Fair Value of Units withdrawn	—	(309,965)
Net Increase in Members’ Capital Derived from Shareholder Transactions	4,177,668	33,808,090

Total Net Increase in Members’ Capital	5,639,044	35,577,748

MEMBERS’ CAPITAL AT BEGINNING OF PERIOD	35,677,748	100,000
MEMBERS CAPITAL AT END OF PERIOD	$41,316,792	35,677,748

* The Fund commenced operations on January 3, 2006

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC
Statement of Cash Flows
For the Six Months Ended - June 30, 2007
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members’ Capital derived from operations	$1,461,376
Adjustments to reconcile net increase in Members’ Capital derived from operations to net cash used in operating activities:
Purchases of investments	(19,005,249)
Net realized loss on investments	5,249
Net increase in unrealized appreciation on investments	(1,527,223)
Change in assets and liabilities:
Decrease (Increase) in assets:
Interest receivable	(10,467)
Receivable for Investments in underlying funds	4,463,613
Receivable for Units Sold	287,069
Other assets	(32,765)
(Decrease) Increase in payables:
Advisory fees	(17,417)
Administration fees	(11,875)
Other	(86,973)

Net cash used in operating activities	(14,474,662)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Units issued	4,177,668

Net cash provided by financing activities	4,177,668

Net increase in cash	(10,296,994)
Cash—beginning of period	12,906,044

Cash—end of period	$2,609,050

The accompanying notes are an integral part of these financial statements.

PARADIGM MULTI-STRATEGY FUND I, LLC
(A Limited Liability Company)
Notes to Financial Statements
June 30, 2007
(Unaudited)

(1) ORGANIZATION

          The PARADIGM Multi-Strategy Fund I, LLC (the “Portfolio”) is a limited liability company that was established under the laws of the state of Delaware on September 22, 2005 and offered only to registered investment companies and other accredited investors. The Portfolio was registered and commenced operations on January 3, 2006 (“Inception”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

          The Portfolio’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio invests in approximately 25 to 35 investment funds (collectively, the “Investment Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The Portfolio is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Portfolio’s investments are managed by a select group of investment managers identified by the Advisor, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

          PARADIGM Global Advisors, LLC serves as investment advisor (the “Advisor”) to the Portfolio. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

          At the meeting held on November 21, 2006, the Board of Directors of the Portfolio and the Board Trustees of the Trust on behalf of the Funds, approved a new advisory arrangement in which Longship Capital Management, LLC would serve as the investment advisor of the Funds and PARADIGM Global Advisors, LLC would serve as sub-investment advisor of the Funds pursuant to new advisory contracts, subject to shareholder approval (“New Advisor/Sub-Advisor Agreements”). In connection with a change of control of PGA in May of 2006, PGA has continued to act as the Advisor to the Funds pursuant to interim investment advisory agreements (the “Interim Advisory Agreements”) during the period following the change in control. The approval of the New Advisor/Sub-Advisor Agreements will effectively terminate the Interim Advisory Agreement. Longship Capital Management, LLC was acquired by Provident Asset Management, LLC in January 2007. Accordingly, if the New Advisor/Sub-Advisor Agreements are approved by the Trust’s shareholders, Provident Asset Management, LLC will become the Advisor and PGA will become the Sub-Advisor.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

      (a) BASIS OF ACCOUNTING

          The accompanying financial statements have been presented on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

      (b) CASH EQUIVALENTS

          The Portfolio considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

PARADIGM MULTI-STRATEGY FUND I, LLC
(A Limited Liability Company)
Notes to Financial Statements
June 30, 2007
(Unaudited)

      (c) INVESTMENT SECURITIES TRANSACTIONS

          The Portfolio records security transactions on a trade-date basis.

          Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

          Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

          Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

      (d) VALUATION OF INVESTMENTS

          The valuation of the Portfolio investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Portfolio’s investments is generally calculated by Citi Fund Services Ohio, Inc. (BISYS Fund Services Ohio, Inc.’s parent company, the BISYS Group, Inc. was acquired by Citigroup, Inc. on August 1, 2007) (“Citi”), the Portfolio’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. The valuation procedures of the Portfolio’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Portfolio’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Portfolio will equal the value of the total assets of the Portfolio, less all of its liabilities, including accrued fees and expenses.

          Investments held by the Portfolio are valued as follows:

•

INVESTMENT FUNDS - Investments in the Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Portfolio’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Portfolio’s investments in Investment Funds are carried at estimated fair value as determined by the Portfolio’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

•

OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Fair Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

PARADIGM MULTI-STRATEGY FUND I, LLC
(A Limited Liability Company)
Notes to Financial Statements
June 30, 2007
(Unaudited)

      (e) INTEREST AND DIVIDEND INCOME

          Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

      (f) FUND EXPENSES

          Unless voluntarily or contractually assumed by the Adviser or another party, the Portfolio bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Portfolio’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Portfolio’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to shareholders; transfer taxes and taxes withheld on non-US dividends; and other types of expenses as may be approved from time to time by the Board.

      (g) NET ASSET VALUATION

          The net asset value of the Portfolio will be determined by or at the direction of the Investment Advisor as of the close of business as of the end of each month in accordance with the valuation principles established by the Board of Directors.

      (h) INCOME TAXES

          The Trust is not subject to federal, state, or local income taxes as such taxes are the responsibility of the shareholders in the Trust. Accordingly, no provision for income taxes has been made in the Trust’s financial statements.

      (i) USE OF ESTIMATES

          The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      (j) REDEMPTION AND REPURCHASE OF UNITS AND DISTRIBUTIONS

          With very limited exception, units are not transferable. No Member holding a Unit will have the right to require the Portfolio to redeem that unit or a portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchase of units by the Portfolio.

          The Board of Directors may, from time to time and in their sole discretion, cause the Portfolio to repurchase Units from Members pursuant to written tender by Members at such time and on such terms and conditions as established by the Board of Directors. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Advisor. The Investment Advisor expects that it will generally recommend to the Board of Directors that the Portfolio offer to repurchase Units from Members four times each year.

PARADIGM MULTI-STRATEGY FUND I, LLC
(A Limited Liability Company)
Notes to Financial Statements
June 30, 2007
(Unaudited)

          The Portfolio does not intend to distribute to the Members any of the Portfolio’s income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated income and gains taxable for federal, state and local income tax purposes and not received any cash distributions to pay the resulting taxes.

      (k) ALLOCATION OF MEMBER’S CAPITAL ACCOUNT

          Net profits or net losses of the Portfolio for each Allocation Period will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each Allocation Period in accordance with the Members’ respective Investment Percentages for such period. Net profits or net losses will be measured as the net change in the value of the net assets of the Portfolio (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period), before giving effect to any redemptions of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective Investment Percentages.

(3) FEDERAL INCOME TAXES

          For federal income tax purposes, the Portfolio qualifies as a partnership. Each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a “pass-through entity, the Portfolio pays no income dividends or capital gain distributions. It is intended that the Portfolio’s assets will be managed so an investor in the portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio has a tax year end of September 30. The Portfolio is not subject to federal, state, or local income taxes as such taxes are the responsibility of the investor in the Portfolio. Accordingly, no provision for income taxes has been made in the Portfolio’s financial statements.

Effective June 29, 2007, the Portfolio adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Portfolio’s net assets or results of operations.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

          As of June 30, 2007, the Portfolio had investments in Investment Funds and registered investment companies. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisors in the form of management fees ranging from 0.25% to 2.5% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging up to 20% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Portfolio.

PARADIGM MULTI-STRATEGY FUND I, LLC
(A Limited Liability Company)
Notes to Financial Statements
June 30, 2007
(Unaudited)

          In general, most of the Investment Funds in which the Portfolio invests provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request. For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments were $19,005,249 and $0 respectively.

          The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Portfolio from its investments. As of June 30, 2007, the cost of the Fund’s investments was $35,500,000. Accordingly, unrealized appreciation on investments was $1,781,967.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the Investment Funds in which the Portfolio invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Portfolio’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Portfolio. In addition, the Portfolio may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6) ADMINISTRATION AGREEMENT

          The Portfolio has entered into an administration agreement with Citi to serve as an Independent Administrator and provide recordkeeping, and administration services. Under this agreement, fees are charged at a rate of 8 basis points on Portfolio’s net assets of up to $100 million, 7 basis points on Portfolio’s net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million, subject to certain minimums. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Portfolio with legal, compliance, transfer agency, and other investor related services at an additional cost.

          The three series of PARADIGM Funds Trust (“Trust”) are feeder funds of the Portfolio. The Trust has also entered into an administration agreement with Citi. The fees for Fund administration will be paid out of the Portfolio’s assets.

(7) INVESTMENT MANAGEMENT FEE

          Pursuant to the Investment Management Agreement, the Portfolio pays the Advisor a monthly investment management fee (the “Investment Management Fee”), equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units. The Portfolio entered into an Expense Limitation Agreement with the Advisor pursuant to which the Advisor agreed to waive the investment management fee payable or pay an amount to the Portfolio, such that the Portfolio’s total annual expenses do not exceed 1.75% of the average of the net assets of the Portfolio as of each month end.

(8) NEW ACCOUNTING PRONOUNCEMENTS

          During September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition

PARADIGM MULTI-STRATEGY FUND I, LLC
(A Limited Liability Company)
Notes to Financial Statements
June 30, 2007
(Unaudited)

of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Portfolio does not believe the adoption of SFAS No. 157 will impact the financial statement amounts. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

(9) INDEMNIFICATION

          In the normal course of business the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these agreements are dependent on future claims that may be made against the Portfolio, and therefore cannot be established; however based on experience, the risk of loss from such claims is considered remote.

(10) FINANCIAL HIGHLIGHTS

PARADIGM Multi Strategy Fund I, LLC
Financial Highlights

	For the Six Months Ended June 30, 2007	For the Period Ended December 31, 2006*

	(Unaudited)
Net Asset Value, beginning of period	$10.62	$10.00
Income from investment operations:
Net investment loss, net of reimbursements	(0.01)	(0.11)

Net realized & unrealized gain on investments	0.42	0.73

Total from investment operations	0.41	0.62

Net Asset Value, end of period	$11.03	$10.62

Total return	3.86%	6.20%

Ratios to average net assets (1) (2) (3):
Expenses, before reimbursements	2.25%	2.77%
Expenses, net of reimbursements	1.73%	1.75%

Net investment loss, before reimbursements	-0.84%	-(2.33)%
Net investment loss, net of reimbursements	-0.32%	-(1.31)%

Portfolio turnover rate	14.51%	56.00%

* The Portfolio commenced operations on January 3, 2006.

(1) Ratios are calculated by dividing by average members’ capital measured at the end of the each month during the period. Ratios are annualized.

(2) For the period ended December 31, 2006, the Adviser voluntarily agreed to reimburse the Portfolio for expenses incurred greater than 1.75% of the net assets.

(3) Ratios exclude the Portfolio’s proportional share of the Investment Fund’s expenses.

PARADIGM Multi-Strategy Fund I, LLC
Board of Directors

The identity of the Directors and brief biographical information regarding each Director is set forth below. Each Director who is deemed to be an “interested person” of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

Name, (date of birth) and Address During the Past 5 Years	Position(s) Held with Fund	Term of Office and Length of Time	Principal Occupation(s) During Past 5 Years	Other Directorships Served Held by Director

Nelson Diaz May 23, 1947 One Logan Square Philadelphia, PA 19103	Director	Since September 19, 2006	Partner, Blank Rome LLP; City Solicitor, City of Philadelphia.	Cozen O’Connor; Exelon Corporation; PNC Bank; Pennsylvania Convention Authority; PARADIGM Funds Trust

Ernest Jones November 21, 1944 1617 JFK Boulevard Philadelphia, PA 19103	Director	Since November 21, 2006	President and CEO, Philadelphia Workforce Development Corporation; President, Greater Philadelphia Urban Affairs Coalition	UGI Corporation; The Philadelphia Contributionship; Vector Security; PARADIGM Funds Trust

Charles Provini* 650 Fifth Avenue 17th Floor New York, NY 10019	Director, President	Since January 24, 2007	President and CEO, CRP Financial	PARADIGM Funds Trust

* Charles Provini is considered an “interested person” of the Fund as that term is defined in the Investment Company Act. Mr. Provini is an employee of the Advisor.

PARADIGM Multi-Strategy Fund I, LLC
Supplemental Information
June 30, 2007
(Unaudited)

Directors and Officers

          PARADIGM Multi Strategy Fund I, LLC’s (the “Portfolio”) operations are managed under the direction and oversight of the Board of Directors (the “Board”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Portfolio who are responsible for the day-to-day business decisions based on policies set by the Board.

Compensation for Directors

          The Portfolio, together with PARADIGM Funds Trust (the “Trust”) pays each Independent Director of the Portfolio, an annual fee of $20,000, paid quarterly. The Portfolio and Trust collectively pay each Independent Trustee and Chairman $300 for each meeting and $300 for each committee meeting and special meeting, In addition, the Portfolio pays the Chairman and each Independent Director, $2,175 and $1,550, respectively, for each meeting.

Allocation of Investments

          The following chart indicates the allocation of investments among the asset classes in the Portfolio as of June 30, 2007:

Asset Class(1)	Fair Value	%

Distressed	$4,796,022	11.61%
Emerging Markets	4,067,911	9.85%
Equity Long/Short	13,322,539	32.24%
Equity Market Neutral	6,359,379	15.39%
Global Fixed Income	1,935,465	4.68%
Multi-Strategy	8,327,873	20.16%

Total Investments	$38,809,190	93.93%

(1) The complete list of investments included in the identified asset class categories is included in the schedule of investments of the Portfolio.

Form N-Q Filings

          The Portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the 1st and 3rd quarter of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PARADIGM Multi-Strategy Fund I, LLC
Supplemental Information
June 30, 2007
(Unaudited)

Proxy Voting Policies

          A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities is available on the Securities and Exchange Commission website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable – only for annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
July 1, 2006 through July 31, 2006	$ —	N/A	N/A	N/A
August 1, 2006 through August 31, 2006	$ —	N/A	N/A	N/A
September 1, 2006 through September 30, 2006	$ —	N/A	N/A	N/A
October 1, 2006 through October 31, 2006	$ —	N/A	N/A	N/A
November 1, 2006 through November 30, 2006	$ —	N/A	N/A	N/A
December 1, 2006 through December 31, 2006	$	N/A	N/A	N/A
Total	$

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PARADIGM Funds Trust

By (Signature and Title)	/s/ Jeffrey Podesta
Jeffrey Podesta
President

Date September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey Podesta
Jeffrey Podesta
President

Date September 7, 2007

By (Signature and Title)	/s/ Markus Karr
Markus Karr
Principal Financial Officer

Date September 7, 2007